T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.9%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)	230,000	582
		582
Corporate Bonds 0.7%
Telecom Argentina, 8.50%, 8/6/25 (USD) (1)	107,000	92
YPF, 8.50%, 3/23/21 (USD)	2,775,000	2,612
		2,704
Total Argentina (Cost $2,888)		3,286

BRAZIL 5.8%
Corporate Bonds 5.8%
Azul Investments, 5.875%, 10/26/24 (USD)	993,000	747
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(2)	2,325,000	2,384
Banco do Brasil, VR, 9.00% (USD) (2)(3)	2,165,000	2,344
Braskem Finance, 7.375% (USD) (3)	1,515,000	1,522
Cosan Overseas, 8.25% (USD) (3)	750,000	769
CSN Resources, 7.625%, 2/13/23 (USD)	1,500,000	1,554
CSN Resources, 7.625%, 2/13/23 (USD) (1)	250,000	259
Embraer Netherlands Finance, 6.95%, 1/17/28 (USD) (1)	2,200,000	2,231
Globo Comunicacao e Participacoes, 4.843%, 6/8/25 (USD)	800,000	827
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1)	325,000	321
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)	3,825,000	3,885
JSM Global Sarl, 4.75%, 10/20/30 (USD) (1)	2,610,000	2,610
Petrobras Global Finance, 6.75%, 6/3/50 (USD)	2,350,000	2,548
Total Brazil (Cost $21,795)		22,001

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHILE 6.5%
Convertible Bonds 0.7%
Liberty Latin America, 2.00%, 7/15/24 (USD)	3,200,000	2,635
		2,635
Corporate Bonds 5.8%
AES Gener, VR, 7.125%, 3/26/79 (USD) (2)	400,000	410
AES Gener, VR, 7.125%, 3/26/79 (USD) (1)(2)	3,725,000	3,814
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)	2,450,000	2,598
Celulosa Arauco y Constitucion, 5.50%, 4/30/49 (USD) (1)	556,000	615
Celulosa Arauco y Constitucion, 5.50%, 4/30/49 (USD)	300,000	332
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (USD) (1)	2,905,000	3,238
Empresa de Transporte de Pasajeros Metro, 3.65%, 5/7/30
(USD) (1)	2,100,000	2,332
Empresa Nacional de Telecomunicaciones, 4.75%, 8/1/26
(USD)	375,000	413
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24
(USD)	1,750,000	1,873
Enel Americas, 4.00%, 10/25/26 (USD)	2,305,000	2,520
Enel Chile, 4.875%, 6/12/28 (USD)	2,010,000	2,380
VTR Finance, 6.375%, 7/15/28 (USD) (1)	1,692,000	1,779
		22,304
Total Chile (Cost $23,750)		24,939

CHINA 12.0%
Convertible Bonds 0.1%
Huazhu Group, 3.00%, 5/1/26 (USD) (1)	450,000	560
		560
Corporate Bonds 11.9%
21Vianet Group, 7.875%, 10/15/21 (USD)	2,650,000	2,711
Agile Group Holdings, 5.75%, 1/2/25 (USD)	2,400,000	2,382
Bright Food Singapore Holdings Pte, 1.75%, 7/22/25 (EUR)	2,200,000	2,632
Bright Scholar Education Holdings, 7.45%, 7/31/22 (USD)	2,250,000	2,317

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
China Evergrande Group, 6.25%, 6/28/21 (USD)	490,000	462
China Evergrande Group, 9.50%, 4/11/22 (USD)	975,000	870
China Oil & Gas Group, 5.50%, 1/25/23 (USD)	3,146,000	3,236
CIFI Holdings Group, 6.00%, 7/16/25 (USD)	1,005,000	1,018
CIFI Holdings Group, 6.45%, 11/7/24 (USD)	300,000	309
Country Garden Holdings, 7.25%, 4/8/26 (USD)	1,700,000	1,891
Country Garden Holdings, 8.00%, 1/27/24 (USD)	792,000	861
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	2,275,000	2,264
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)	3,945,000	4,049
Kaisa Group Holdings, 8.50%, 6/30/22 (USD)	1,000,000	982
Kaisa Group Holdings, 11.25%, 4/9/22 (USD)	2,100,000	2,152
Lenovo Group, 5.875%, 4/24/25 (USD)	2,870,000	3,093
Shimao Group Holdings, 5.20%, 1/30/25 (USD)	975,000	1,035
Shimao Group Holdings, 5.60%, 7/15/26 (USD)	1,420,000	1,553
Times China Holdings, 6.20%, 3/22/26 (USD)	1,470,000	1,452
Times China Holdings, 6.75%, 7/16/23 (USD)	1,550,000	1,587
Times China Holdings, 6.75%, 7/8/25 (USD)	200,000	205
Times China Holdings, 7.625%, 2/21/22 (USD)	600,000	613
Tingyi Cayman Islands Holding, 1.625%, 9/24/25 (USD)	1,451,000	1,442
Yanlord Land HK, 6.75%, 4/23/23 (USD)	1,245,000	1,289
Yanlord Land HK, 6.80%, 2/27/24 (USD)	2,150,000	2,287
Yuzhou Group Holdings, 6.00%, 1/25/22 (USD)	450,000	451
Yuzhou Group Holdings, 7.70%, 2/20/25 (USD)	800,000	798
Yuzhou Group Holdings, 7.85%, 8/12/26 (USD)	754,000	733
Yuzhou Group Holdings, 8.375%, 10/30/24 (USD)	660,000	685
		45,359
Total China (Cost $45,104)		45,919

COLOMBIA 4.4%
Corporate Bonds 4.4%
Banco de Bogota, 4.375%, 8/3/27 (USD)	2,555,000	2,690

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Banco de Bogota, 6.25%, 5/12/26 (USD)	2,500,000	2,716
Bancolombia, VR, 4.625%, 12/18/29 (USD) (2)	3,635,000	3,540
Colombia Telecomunicaciones, 4.95%, 7/17/30 (USD) (1)	2,160,000	2,249
Grupo Aval, 4.375%, 2/4/30 (USD)	3,000,000	2,899
Grupo Energia Bogota ESP, 4.875%, 5/15/30 (USD) (1)	2,425,000	2,714
Total Colombia (Cost $16,213)		16,808
CONGO 0.8%
Corporate Bonds 0.8%
HTA Group, 7.00%, 12/18/25 (USD) (1)	2,855,000	3,001
Total Congo (Cost $2,840)		3,001
EGYPT 1.2%
Government Bonds 1.2%
Arab Republic of Egypt, 5.875%, 6/11/25 (USD)	2,825,000	2,905
Arab Republic of Egypt, 6.20%, 3/1/24 (USD) (1)	975,000	1,015
Arab Republic of Egypt, 6.20%, 3/1/24 (USD)	800,000	833
Total Egypt (Cost $4,742)		4,753
GEORGIA 0.7%
Corporate Bonds 0.7%
Georgian Railway, 7.75%, 7/11/22 (USD)	2,500,000	2,635
Total Georgia (Cost $2,578)		2,635
HONG KONG 1.0%
Corporate Bonds 1.0%
Metropolitan Light, 5.50%, 11/21/22 (USD) (1)	1,507,000	1,541
Metropolitan Light, 5.50%, 11/21/22 (USD)	2,200,000	2,249
Total Hong Kong (Cost $3,798)		3,790

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
INDIA 8.4%
Corporate Bonds 7.6%
ABJA Investment, 5.45%, 1/24/28 (USD)	2,960,000	2,875
ABJA Investment, 5.95%, 7/31/24 (USD)	200,000	206
Adani Electricity Mumbai, 3.949%, 2/12/30 (USD) (1)	2,580,000	2,531
Adani Ports & Special Economic Zone, 4.00%, 7/30/27 (USD)	700,000	698
Adani Ports & Special Economic Zone, 4.375%, 7/3/29 (USD)	3,000,000	3,024
Adani Transmission, 4.00%, 8/3/26 (USD)	1,500,000	1,558
Adani Transmission, 4.25%, 5/21/36 (USD)	800,975	801
Bharti Airtel, 4.375%, 6/10/25 (USD)	450,000	477
Bharti Airtel International Netherlands, 5.125%, 3/11/23 (USD)	750,000	793
Greenko Dutch, 4.875%, 7/24/22 (USD) (1)	1,725,000	1,731
Greenko Dutch, 4.875%, 7/24/22 (USD)	1,250,000	1,255
HPCL-Mittal Energy, 5.25%, 4/28/27 (USD)	710,000	719
HPCL-Mittal Energy, 5.45%, 10/22/26 (USD)	1,820,000	1,840
ICICI Bank, 3.80%, 12/14/27 (USD)	2,750,000	2,861
JSW Steel, 5.95%, 4/18/24 (USD)	1,995,000	2,047
Neerg Energy, 6.00%, 2/13/22 (USD)	1,650,000	1,654
Network i2i, VR, 5.65% (USD) (2)(3)	1,020,000	1,025
Tata Motors, 5.75%, 10/30/24 (USD)	400,000	404
Tata Motors, 5.875%, 5/20/25 (USD)	600,000	615
TML Holdings, 5.75%, 5/7/21 (USD)	1,350,000	1,347
Vedanta Resources, 7.125%, 5/31/23 (USD)	900,000	687
		29,148
Government Bonds 0.8%
Export-Import Bank of India, 3.25%, 1/15/30 (USD)	2,900,000	2,933
		2,933
Total India (Cost $31,263)		32,081

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
INDONESIA 4.4%
Corporate Bonds 4.4%
Adaro Indonesia, 4.25%, 10/31/24 (USD)	2,765,000	2,703
Bank Tabungan Negara Persero, 4.20%, 1/23/25 (USD)	2,240,000	2,232
Indonesia Asahan Aluminium Persero, 5.45%, 5/15/30
(USD) (1)	1,460,000	1,682
Listrindo Capital, 4.95%, 9/14/26 (USD)	2,100,000	2,168
Minejesa Capital, 5.625%, 8/10/37 (USD)	1,265,000	1,307
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)	1,300,000	1,405
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1)	325,000	358
Perusahaan Listrik Negara, 5.45%, 5/21/28 (USD) (1)	425,000	498
TBG Global, 5.25%, 2/10/22 (USD)	900,000	907
Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)	3,550,000	3,568
Total Indonesia (Cost $15,737)		16,828

ISRAEL 3.0%
Corporate Bonds 3.0%
ICL Group , 6.375%, 5/31/38 (USD) (1)	3,050,000	3,881
Leviathan Bond, 6.125%, 6/30/25 (USD) (1)	2,600,000	2,678
Teva Pharmaceutical Finance Netherlands III, 2.80%, 7/21/23
(USD)	3,518,000	3,360
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46
(USD)	350,000	290
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)	1,050,000	1,074
Total Israel (Cost $10,678)		11,283

JAMAICA 0.2%
Corporate Bonds 0.2%
Digicel International Finance, 8.00%, 12/31/26 (USD) (1)	270,688	210
Digicel International Finance, 8.75%, 5/25/24 (USD) (1)	678,067	683
Total Jamaica (Cost $835)		893

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

JORDAN 0.5%
Corporate Bonds 0.5%
Hikma Finance USA, 3.25%, 7/9/25 (USD)	1,953,000	1,992
Total Jordan (Cost $1,932)		1,992
KUWAIT 2.3%
Corporate Bonds 2.3%
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1)	1,635,000	1,720
Equate Petrochemical, 4.25%, 11/3/26 (USD)	2,475,000	2,603
Kuwait Projects, 4.229%, 10/29/26 (USD)	4,100,000	4,033
MEGlobal Canada, 5.875%, 5/18/30 (USD) (1)	440,000	515
Total Kuwait (Cost $8,852)		8,871
MACAO 1.5%
Corporate Bonds 1.5%
MGM China Holdings, 5.25%, 6/18/25 (USD) (1)	810,000	824
MGM China Holdings, 5.375%, 5/15/24 (USD) (1)	2,500,000	2,583
Wynn Macau, 5.625%, 8/26/28 (USD) (1)	2,385,000	2,319
Total Macao (Cost $5,676)		5,726
MALAYSIA 1.9%
Corporate Bonds 1.9%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)	2,650,000	2,520
Gohl Capital, 4.25%, 1/24/27 (USD)	1,750,000	1,748
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)	2,675,000	2,882
Total Malaysia (Cost $7,115)		7,150
MEXICO 8.1%
Corporate Bonds 7.3%
Axtel, 6.375%, 11/14/24 (USD) (1)	2,500,000	2,604

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Banco Mercantil del Norte, VR, 6.75% (USD) (2)(3)	800,000	789
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3)	550,000	550
Banco Santander Mexico, 5.375%, 4/17/25 (USD) (1)	2,300,000	2,560
Banco Santander Mexico, VR, 8.50% (USD) (2)(3)	450,000	465
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2)	1,275,000	1,229
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (2)	500,000	498
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(2)	3,550,000	3,612
Cemex, 5.45%, 11/19/29 (USD)	2,793,000	2,831
Cemex, 6.125%, 5/5/25 (USD)	207,000	214
Cemex, 7.75%, 4/16/26 (USD)	300,000	317
Cometa Energia, 6.375%, 4/24/35 (USD) (1)	2,755,000	3,024
Cometa Energia, 6.375%, 4/24/35 (USD)	997,500	1,095
Controladora Mabe, 5.60%, 10/23/28 (USD) (1)	3,300,000	3,695
Grupo Cementos de Chihuahua, 5.25%, 6/23/24 (USD)	200,000	208
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD) (1)	2,900,000	2,722
Kimberly-Clark de Mexico, 2.431%, 7/1/31 (USD) (1)	1,560,000	1,591
		28,004
Government Bonds 0.8%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)	3,100,000	2,895
		2,895
Total Mexico (Cost $29,169)		30,899

MOROCCO 1.0%
Corporate Bonds 1.0%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1)	3,800,000	3,854
Total Morocco (Cost $3,817)		3,854

OMAN 1.3%
Corporate Bonds 1.3%
Lamar Funding, 3.958%, 5/7/25 (USD)	800,000	726
OmGrid Funding, 5.196%, 5/16/27 (USD)	2,755,000	2,530

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Oztel Holdings, 5.625%, 10/24/23 (USD)	300,000	301
Oztel Holdings, 6.625%, 4/24/28 (USD)	1,350,000	1,343
Total Oman (Cost $5,090)		4,900

PANAMA 1.2%
Corporate Bonds 1.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	400,000	416
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	2,775,000	2,915
Sable International Finance, 5.75%, 9/7/27 (USD) (1)	1,120,000	1,172
Total Panama (Cost $4,439)		4,503

PARAGUAY 1.0%
Corporate Bonds 1.0%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1)	2,925,000	3,064
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)	900,000	943
Total Paraguay (Cost $3,961)		4,007

PERU 1.1%
Corporate Bonds 1.1%
Hudbay Minerals, 6.125%, 4/1/29 (USD) (1)	900,000	894
Hudbay Minerals, 7.25%, 1/15/23 (USD) (1)	375,000	382
Nexa Resources, 5.375%, 5/4/27 (USD)	3,000,000	3,122
Total Peru (Cost $4,260)		4,398

PHILIPPINES 4.7%
Corporate Bonds 4.7%
AC Energy Finance International, 5.65% (USD) (3)	1,961,000	2,012
AYC Finance, 5.125% (USD) (3)	800,000	813
FPC Resources, 4.375%, 9/11/27 (USD)	2,047,000	2,083
Globe Telecom, 2.50%, 7/23/30 (USD)	2,550,000	2,466
ICTSI Treasury, 4.625%, 1/16/23 (USD)	200,000	209

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
ICTSI Treasury, 5.875%, 9/17/25 (USD)	3,650,000	4,044
International Container Terminal Services, 4.75%, 6/17/30
(USD)	1,830,000	1,922
Manila Water, 4.375%, 7/30/30 (USD)	3,300,000	3,218
SM Investments, 4.875%, 6/10/24 (USD)	950,000	1,007
Total Philippines (Cost $17,574)		17,774
ROMANIA 0.6%
Corporate Bonds 0.6%
RCS & RDS, 2.50%, 2/5/25 (EUR) (1)	1,900,000	2,148
Total Romania (Cost $2,093)		2,148
RUSSIA 0.8%
Corporate Bonds 0.8%
GTLK Europe Capital, 5.95%, 4/17/25 (USD)	2,760,000	2,964
Total Russia (Cost $2,813)		2,964
SAUDI ARABIA 0.8%
Government Bonds 0.8%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD)	500,000	525
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1)	2,150,000	2,479
Total Saudi Arabia (Cost $2,799)		3,004
SERBIA 0.7%
Corporate Bonds 0.7%
United Group, 3.125%, 2/15/26 (EUR) (1)	1,300,000	1,441
United Group, 4.875%, 7/1/24 (EUR) (1)	450,000	535
United Group, 4.875%, 7/1/24 (EUR)	525,000	624
Total Serbia (Cost $2,558)		2,600

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SINGAPORE 0.6%
Convertible Bonds 0.1%
Sea, 2.375%, 12/1/25 (USD) (1)	295,000	556
		556
Corporate Bonds 0.5%
SingTel Group Treasury, 1.875%, 6/10/30 (USD)	2,000,000	2,030
		2,030
Total Singapore (Cost $2,563)		2,586

SOUTH AFRICA 0.8%
Corporate Bonds 0.8%
FirstRand Bank, VR, 6.25%, 4/23/28 (USD) (2)	635,000	658
Transnet, 4.00%, 7/26/22 (USD)	2,500,000	2,485
Total South Africa (Cost $3,124)		3,143

SOUTH KOREA 1.2%
Corporate Bonds 1.2%
LG Chem, 3.625%, 4/15/29 (USD)	1,900,000	2,109
Shinhan Bank, 4.50%, 3/26/28 (USD)	600,000	689
Shinhan Bank, VR, 3.875%, 12/7/26 (USD) (2)	1,900,000	1,950
Total South Korea (Cost $4,735)		4,748

THAILAND 3.5%
Corporate Bonds 3.5%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2)	1,950,000	1,915
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(2)	2,780,000	2,730
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)	2,800,000	2,808
Kasikornbank PCL, VR, 3.343%, 10/2/31 (USD) (2)	2,700,000	2,655
PTTEP Treasury Center, 2.587%, 6/10/27 (USD) (1)	788,000	816
PTTEP Treasury Center, 3.903%, 12/6/59 (USD)	1,000,000	1,081
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)	1,700,000	1,551

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Total Thailand (Cost $13,199)		13,556

TURKEY 1.9%
Corporate Bonds 1.9%
Akbank, 5.125%, 3/31/25 (USD)	1,225,000	1,139
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD) (1)	995,000	1,020
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)	1,525,000	1,563
Turkiye Garanti Bankasi, 5.875%, 3/16/23 (USD)	1,000,000	993
Turkiye Sise Ve Cam Fabrikalari, 6.95%, 3/14/26 (USD)	2,450,000	2,501
Total Turkey (Cost $7,305)		7,216

UKRAINE 1.8%
Corporate Bonds 1.8%
Kernel Holding, 8.75%, 1/31/22 (USD)	2,100,000	2,180
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)	2,225,000	2,234
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD) (1)	1,300,000	1,303
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD)	1,350,000	1,353
Total Ukraine (Cost $6,724)		7,070

UNITED ARAB EMIRATES 3.2%
Corporate Bonds 3.2%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)	3,508,000	4,004
ADES International Holding, 8.625%, 4/24/24 (USD)	200,000	189
Emirates Airline, 4.50%, 2/6/25 (USD)	1,896,378	1,902
Emirates NBD Bank, VR, 6.125% (USD) (2)(3)	2,720,000	2,815
MAF Global Securities, VR, 6.375% (USD) (2)(3)	2,324,000	2,318
Ruwais Power, 6.00%, 8/31/36 (USD)	700,000	925
Total United Arab Emirates (Cost $11,838)		12,153

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (4)(5)	758	—
		—
Corporate Bonds 0.0%
Mriya Farming, EC, 0.50%, 12/31/25 (USD) (1)(4)(5)	320,000	5
		5
Total United Kingdom (Cost $—)		5

UNITED STATES 2.2%
Bank Loans 0.6% (6)
LCPR Loan Financing, FRN, 1M USD LIBOR + 5.00%, 5.152%,
10/15/26	2,145,000	2,141
		2,141
Corporate Bonds 1.6%
Hyundai Capital America, 5.875%, 4/7/25 (1)	2,400,000	2,792
Kosmos Energy, 7.125%, 4/4/26	650,000	571
Kosmos Energy, 7.125%, 4/4/26 (1)	1,205,000	1,059
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)	1,665,000	1,732
		6,154
Total United States (Cost $8,141)		8,295

VIETNAM 1.1%
Corporate Bonds 1.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1)	1,330,000	1,362
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)	2,875,000	2,943
Total Vietnam (Cost $4,192)		4,305

SHORT-TERM INVESTMENTS 6.2%
Money Market Funds 5.9%
T. Rowe Price Government Reserve Fund, 0.09% (7)(8)	22,351,226	22,351
		22,351

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
U.S. Treasury Obligations 0.3%
U.S. Treasury Notes, 2.50%, 1/31/21 (9)	1,152,000	1,161
		1,161
Total Short-Term Investments (Cost $23,512)		23,512

Total Investments in Securities 99.3%
(Cost $369,702)		$379,596
Other Assets Less Liabilities 0.7%		2,496
Net Assets 100.0%		$382,092

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $105,451 and represents 27.6% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Level 3 in fair value hierarchy.
(5)	Non-income producing
(6)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7)	Seven-day yield
(8)	Affiliated Companies
(9)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Citibank	11/20/20	USD	7,398	EUR	6,226 $	91
Net unrealized gain (loss) on open forward
currency exchange contracts						$91

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 93 U.S. Treasury notes ten year contracts	12/20	(12,976)	$(7)
Long, 21 Ultra U.S. Treasury bonds contracts	12/20	4,658	(19)
Net payments (receipts) of variation margin to date			7

Variation margin receivable (payable) on open futures contracts			$(19)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—	# $	—	$46	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$17,042		¤	¤	$22,351	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $46 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $22,351.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	20,059 $	— $	20,059
Common Stocks		—	—	—	—
Corporate Bonds		—	336,020	5	336,025
Short-Term Investments		22,351	1,161	—	23,512
Total Securities		22,351	357,240	5	379,596
Forward Currency Exchange Contracts		—	91	—	91
Total		$22,351 $	357,331 $	5 $	379,687
Liabilities
Futures Contracts		$19 $	— $	— $	19

[1] Includes Bank Loans, Convertible Bonds, Government Bonds.